Earnings per unit and cash distributions (Details) $ / shares in Units, shares in Thousands	12 Months Ended			22 Months Ended
	Dec. 31, 2018 USD ($) reporting_period $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners | $	$ 56,100,000	$ 141,200,000	$ 281,000,000
Cash distributions declared and paid in the period per unit (in USD per share)	$ 0.4	$ 0.4	$ 0.7
Subsequent event: Cash distributions declared and paid relating to the period per unit (in USD per share)	0.01	$ 0.1	$ 0.1
Quarterly distribution of operating surplus (in USD per share)	$ 0.3875
Number of consecutive four-quarter periods distributions of available cash from operating surplus equaled or exceeded minimum quarterly distribution | reporting_period	3
Distributions paid to incentive distribution rights holders | $	$ 0	$ 0	$ 0
First target distribution
Calculations of basic and diluted earnings per unit [Abstract]
Percentage of unit holders receiving additional distribution (as percent)	100.00%
Additional quarterly distribution per unit (in USD per share)	$ 0.4456
Second target distribution
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplus (in USD per share)	$ 0.4844
Percentage of unit holders receiving additional distribution (as percent)	85.00%
Percentage of unit holders receiving incentive distribution (as percent)	15.00%
Third Target Distribution
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplus (in USD per share)	$ 0.5813
Percentage of unit holders receiving additional distribution (as percent)	75.00%
Percentage of unit holders receiving incentive distribution (as percent)	25.00%
Target Distributions Thereafter
Calculations of basic and diluted earnings per unit [Abstract]
Percentage of unit holders receiving additional distribution (as percent)	50.00%
Percentage of unit holders receiving incentive distribution (as percent)	50.00%
Common unitholders
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners | $	$ 56,100,000	$ 141,200,000	$ 240,700,000
Weighted average units outstanding (basic and diluted) (in shares) | shares	75,278	75,278	75,278
Earnings per unit (basic and diluted) (in USD per share)	$ 0.75	$ 1.88	$ 3.20
Subordinated unitholders
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners | $	$ 0	$ 0	$ 37,800,000
Weighted average units outstanding (basic and diluted) (in shares) | shares	16,543	16,543	16,543
Earnings per unit (basic and diluted) (in USD per share)	$ 0.00	$ 0.00	$ 2.28
Cash distributions declared and paid in the period per unit (in USD per share)				$ 0
Seadrill member interest
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners | $	$ 0	$ 0	$ 2,500,000